Fair Value Measurements - Recurring Basis (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Assets
Available-for-sale securities	$ 617,000,000	$ 591,000,000
Trading securities	3,000,000	12,000,000
Total investment securities	621,000,000	604,000,000
Other trading securities	3,000,000	2,000,000
Transfer from Level 1 Assets to Level 2	0
Transfer from Level 2 Assets to Level 1	0
Transfer from Level 1 Liabilities to Level 2	0
Transfers from Level 2 Liabilities to Level 1	0
U.S. government and government sponsored entities
Assets
Available-for-sale securities	77,000,000	82,000,000
Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	92,000,000	89,000,000
Corporate debt
Assets
Available-for-sale securities	307,000,000	267,000,000
Trading securities	1,000,000	10,000,000
Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	70,000,000	74,000,000
Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	47,000,000	44,000,000
Trading securities	2,000,000	2,000,000
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	18,000,000	29,000,000
Bonds
Assets
Available-for-sale securities	611,000,000	585,000,000
Preferred stock
Assets
Available-for-sale securities	5,000,000	5,000,000
Other long-term investments
Assets
Available-for-sale securities	1,000,000	1,000,000
Total Carried At Fair Value
Assets
Cash and cash equivalents	365,000,000	321,000,000
Not carried at fair value | Common Stock
Assets
Available-for-sale securities	1,000,000	1,000,000
Fair Value Measurements Using Level 1
Assets
Cash and cash equivalents	358,000,000	321,000,000
Fair Value Measurements Using Level 2
Assets
Cash and cash equivalents	7,000,000	0
Recurring basis
Assets
Other trading securities		2,000,000
Recurring basis | Total Carried At Fair Value
Assets
Cash equivalents in mutual funds	129,000,000	224,000,000
Cash and cash equivalents	7,000,000
Available-for-sale securities	617,000,000	591,000,000
Trading securities	3,000,000	12,000,000
Total investment securities	620,000,000	603,000,000
Restricted cash in mutual funds	210,000,000	276,000,000
Total	966,000,000	1,103,000,000
Recurring basis | Total Carried At Fair Value | U.S. government and government sponsored entities
Assets
Available-for-sale securities	77,000,000	82,000,000
Recurring basis | Total Carried At Fair Value | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	92,000,000	89,000,000
Recurring basis | Total Carried At Fair Value | Corporate debt
Assets
Available-for-sale securities	307,000,000	267,000,000
Trading securities	1,000,000	10,000,000
Recurring basis | Total Carried At Fair Value | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	70,000,000	74,000,000
Recurring basis | Total Carried At Fair Value | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	47,000,000	44,000,000
Trading securities	2,000,000	2,000,000
Recurring basis | Total Carried At Fair Value | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	18,000,000	29,000,000
Recurring basis | Total Carried At Fair Value | Bonds
Assets
Available-for-sale securities	611,000,000	585,000,000
Recurring basis | Total Carried At Fair Value | Preferred stock
Assets
Available-for-sale securities	5,000,000	5,000,000
Recurring basis | Total Carried At Fair Value | Other long-term investments
Assets
Available-for-sale securities	1,000,000	1,000,000
Recurring basis | Fair Value Measurements Using Level 1
Assets
Cash equivalents in mutual funds	129,000,000	224,000,000
Total investment securities		0
Restricted cash in mutual funds	210,000,000	276,000,000
Total	339,000,000	500,000,000
Recurring basis | Fair Value Measurements Using Level 2
Assets
Cash equivalents in mutual funds	0
Cash and cash equivalents	7,000,000
Available-for-sale securities	616,000,000	590,000,000
Trading securities	3,000,000	12,000,000
Total investment securities	619,000,000	602,000,000
Restricted cash in mutual funds		0
Total	626,000,000	602,000,000
Recurring basis | Fair Value Measurements Using Level 2 | U.S. government and government sponsored entities
Assets
Available-for-sale securities	77,000,000	82,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	92,000,000	89,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Corporate debt
Assets
Available-for-sale securities	307,000,000	267,000,000
Trading securities	1,000,000	10,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	70,000,000	74,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	47,000,000	44,000,000
Trading securities	2,000,000	2,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	18,000,000	29,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Bonds
Assets
Available-for-sale securities	611,000,000	585,000,000
Recurring basis | Fair Value Measurements Using Level 2 | Preferred stock
Assets
Available-for-sale securities	5,000,000	5,000,000
Recurring basis | Fair Value Measurements Using Level 3
Assets
Cash equivalents in mutual funds	0
Available-for-sale securities	1,000,000	1,000,000
Trading securities	0	0
Total investment securities	1,000,000	1,000,000
Restricted cash in mutual funds		0
Total	1,000,000	1,000,000
Recurring basis | Fair Value Measurements Using Level 3 | Corporate debt
Assets
Available-for-sale securities	0	0
Recurring basis | Fair Value Measurements Using Level 3 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	0	0
Recurring basis | Fair Value Measurements Using Level 3 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	0	0
Trading securities		0
Recurring basis | Fair Value Measurements Using Level 3 | Bonds
Assets
Available-for-sale securities	0	0
Recurring basis | Fair Value Measurements Using Level 3 | Preferred stock
Assets
Available-for-sale securities	0
Recurring basis | Fair Value Measurements Using Level 3 | Other long-term investments
Assets
Available-for-sale securities	$ 1,000,000	$ 1,000,000